united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

KKM ARMOR Fund
Class A Shares (Symbol: RMRAX)
Class I Shares (Symbol: RMRIX)

KKM U.S. Equity ARMOR Fund
Class A Shares (Symbol: UMRAX)
Class I Shares (Symbol: UMRIX)

ANNUAL REPORT

May 31, 2015

1-312-253-0425

Distributed by Northern Lights Distributors, LLC
Member FINRA

KKM Armor Funds Annual Shareholder Report 5/31/2015

Over the past year we witnessed extended periods of very low realized volatility. According to Ivolatility.com the 52 week low for 30 day historical (or realized) volatility was 5.63%, achieved on July 3rd, the 20 day low for historical volatility was 4.85% established on Dec 5th and the 10 day low was attained on November 20, 2014. These levels from a historic standpoint are very low, but what’s even more interesting is the fact that the 30 day reading and the 20 day reading came at two distinctly different time periods. In fact, the 10 day reading was not seen that low in any of the data going back even through 2007 prior to the credit crisis of 2008. To top it off, the VIX closed up on the year, meaning traders were willing to pay a premium to realized volatility throughout the year. Thus, there were several unique periods during 2014 where no matter how cheap implied volatility got, it was still expensive relative to what the market was realizing. If all volatility is expensive, even if we are able to buy the cheapest most efficient volatility available, with very little realized volatility in the market it was going to be difficult for a long volatility component to perform effectively. With oil trading as low as it has recently, the aforementioned outlier data could be far off in the distance now. The market should realize more normalized volatility as credit in oil services becomes more of an issue and lenders start to send the trickle down credit effect into stocks.

Perhaps the most frustrating aspect of 2014’s market action was the market’s lack of follow-through to the downside. This year the S&P never had 4 consecutive down days. In the words of Howard Silverblatt, senior index analyst at S&P Dow Jones, who looked at data since 1928:

“Here’s a sign of how relentless U.S. stocks have been in their march higher: The S&P 500* will close out 2014 without ever having suffered four down sessions in a row during the year. This is the first calendar year ever in which the index has avoided four consecutive days of declines.”

The volatility spikes that occurred over the past year were very short in duration, thus making it difficult for the KKM ARMOR Fund (RMR) to capture these sharp spikes. Historically, when volatility rears its head, the effects are felt for an extended period of time. The continued intervention of central banks has kept interest rates historically low creating an artificial floor of support for the equity markets. The first half of 2015 was a classic example of central bank intervention. Market weakness was abruptly stayed as the central bank of Japan and the ECB jumped in with emergency bond buying programs to provide liquidity to hemorrhaging markets. This created a difficult market environment for the volatility space in February.

These factors provided a difficult back drop which led to a period of underperformance when comparing RMR to other volatility based instruments.

For the period June 11, 2014 to May 31, 2015 KKM ARMOR Fund “A” shares were down 54.30% and the “I” shares were down 54.20%. During the same period VXX* was down 38.43%, while the VIX* was actually higher up 19.31%. The lack of realized volatility led to the underperformance. The VIX entered the reporting period at a historically low level of 11.60. As indicated, implied volatility actually rose throughout the reporting period even though realized volatility on average remained very subdued.

The lack of realized volatility as had a significant impact on KKM U.S. Equity ARMOR Fund (UMR). The fund was weighed down by the ARMOR component in the hedge equity methodology. This caused UMR “A” shares to show a -3.6% loss for the reporting period compared to the SPY* (S&P 500 ETF), which attained a 10.56% gain. Similarly, the UMR “I” shares were down 3.32% for the reporting period compared to the benchmark SPY which was up 10.56%.

Recognizing the need for the funds to become more dynamic and responsive we have initiated some recent changes to the model to reduce transaction cost, reliance on leverage, and premium decay. The mandate of the fund remains the same, however we feel these changes may allow the fund to increase performance with decreased risk to market liquidity and trading activity. By holding a larger core position and adjusting it daily, trading activity has been reduced by over 70%. Moving forward the fund may incur significantly lower trading costs and slippage. The reduction in trading may increase the fund’s ability to trade in fast, illiquid markets.

By finding more efficient ways to buy volatility we have determined that we require a lower ratio of short hedges to our long positions. The fund has become less dependent on the spread between our sources of long and short exposure, and more responsive to the direction of the VIX. The fund’s ability to function as a tail risk hedge is not deterred by the reduced leverage; rather, the model is now more robust.

The fund has reduced exposure to option premium decay. Owning a strip of S&P 500 options requires costly transactions and a substantial outlay of option premium. To be profitable, the S&P 500 must realize a move greater than expected by the market. We have reduced our exposure to the strip, because we feel the position no longer has positive expected value.

With faster dissemination of information worldwide, markets are reacting to news faster than ever before. The augmentation to the model should allow the model to respond quicker to appreciable changes in the volatility surface. By using less leverage, the fund is able to appreciably alter positions without trading a market-moving quantity of futures, even in fast, thin markets.

Interactive Brokers unusual margin requirements forced the funds to hold excess cash at the FCM in order to allow for shifts in the margin requirements initiated by Interactive Brokers without warning. These margin calls could be initiated independent of exchange requirements and outside regular market hours. There were several times throughout the fiscal year where the funds were unable to sweep excess cash back to the custodial bank (Bank of New York Mellon). This would periodically trigger an excess cash margin notice. Starting on or about January 1, 2015 the funds began actively seeking an alternative to the present platform. After several demonstrations and interviews it was determined by KKM’s best execution team (Matt Franz, Jeff Kilburg) that Wedbush Securities could offer the funds an alternative platform which would provide comparable execution and help resolve this accounting situation. Execution is currently provided by Wedbush Securities. Wedbush is much more proactive in communicating any margin changes and allows for funds to be moved from the custodian if necessary. This provides a much more stable platform for the funds and alleviates the need to hold excess cash at the FCM.

Definitions

*	S&P 500 - The S&P 500, or the Standard & Poor’s 500, is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

*	VIX (CBOE Market Volatility Index) – Is a 30-day measure of future expected volatility, determined by the implied volatility levels of a strip of S&P 500 index options.

*	VXX (Barclays Bank PLC iPath S&P 500 VIX Short-Term Futures ETN) - Is an ETN (Exchange-traded Note) which holds in its portfolio a combination of front month and second month VIX futures positions in order to maintain a constant 1-month forward VIX futures positions.

*	SPY (S&P 500 Trust) – An ETF (Exchange Traded Fund) designed to track the S&P 500 index.

NLD Review Code 6304-NLD-7/30/2015

KKM ARMOR Fund
Portfolio Review (Unaudited)
Since Inception through May 31, 2015*
PERFORMANCE OF A $10,000 INVESTMENT

Since
Inception*
KKM ARMOR Fund

Class A	(54.30)%
Class A with load	(56.93)%
Class I	(54.20)%
CBOE Volatility Index	19.31%

*	Inception date is June 6, 2014. Start of performance is June 6, 2014.

The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Total returns would have been lower had the Advisor not waived its fees. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.47% for Class A shares and 2.22% for Class I shares per the June 6, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-844-767-3863.

PORTFOLIO COMPOSITION+ (Unaudited)

Options Purchased	1.5%
Other Assets Less Liabilities	98.5%
100.0%

+Based on Total Net Assets as of May 31, 2015.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

KKM U.S. Equity ARMOR Fund
Portfolio Review (Unaudited)
Since Inception through May 31, 2015*
PERFORMANCE OF A $10,000 INVESTMENT

Since
Inception*
KKM U.S. Equity ARMOR
Fund
Class A	(3.60)%
Class A with load	(9.15)%
Class I	(3.32)%
S&P 500 Index	10.56%

*	Inception date is June 6, 2014. Start of performance is June 6, 2014.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Total returns would have been lower had the Advisor not waived its fees. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.53% for Class A shares and 1.28% for Class I shares per the June 6, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-844-767-3863.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange-Traded Funds	84.0%
Options Purchased	0.2%
Short-Term Investments	6.2%
Other Assets Less Liabilities	9.6%
100.0%

+Based on Total Net Assets as of May 31, 2015.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

KKM ARMOR Fund
PORTFOLIO OF INVESTMENTS
May 31, 2015

Contracts		Fair Value
	OPTIONS PURCHASED* - 1.5%
	PUT OPTIONS PURCHASED - 1.5%
	S&P 500 Index
66	Expiration December 2015, Exercise Price $1,700.00	$115,500

	TOTAL OPTIONS PURCHASED (Cost - $128,434)	115,500

	TOTAL INVESTMENTS - 1.5% (Cost - $128,434) (a)	$115,500
	OTHER ASSETS LESS LIABILITIES- 98.5% (b)	7,810,142
	NET ASSETS - 100.0%	$7,925,642

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $115,500, excluding futures, and does not differ from market value by net unrealized appreciation/(depreciation) of securities:

(b)	Includes unrealized depreciation on futures contracts.

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

		Unrealized
Number of Contracts		Appreciation/
Long (Short)		(Depreciation)
	FUTURES CONTRACTS
1,994	CBOE VIX, June 2015	$(366,750)
	(Underlying Notional Amount $29,162,250)
(2,366)	CBOE VIX, July 2015	181,590
	(Underlying Notional Amount $37,441,950)
	TOTAL FUTURES CONTRACTS	$(185,160)

The accompanying notes are an integral part of these financial statements.

KKM U.S. Equity ARMOR Fund
PORTFOLIO OF INVESTMENTS
May 31, 2015

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 84.0%
	EQUITY FUND - 84.0%
136,300	SPDR S&P 500 ETF Trust	$28,777,019
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,012,627)

Contracts	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
	S&P 500 Index
38	Expiration December 2015, Exercise Price $1,700.00	66,500

	TOTAL OPTIONS PURCHASED (Cost - $73,939)	66,500

Shares	SHORT-TERM INVESTMENT - 6.2%
	MONEY MARKET FUND - 6.2%
2,119,620	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 0.01%+	2,119,620
	(Cost - $2,119,620)

	TOTAL INVESTMENTS - 90.4% (Cost - $30,206,186) (a)	$30,963,139
	OTHER ASSETS LESS LIABILITIES - 9.6% (b)	3,279,250
	NET ASSETS - 100.0%	$34,242,389

*	Non-income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $30,201,253, excluding futures, and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

(b)	Includes unrealized depreciation on futures contracts.

Unrealized appreciation:	$761,886
Unrealized depreciation:	—
Net unrealized appreciation:	$761,886

		Unrealized
Number of Contracts		Appreciation
Long (Short)		(Depreciation)
	FUTURES CONTRACTS
1,311	CBOE VIX, June 2015	$(190,855)
	(Underlying Notional Amount $19,173,375)
(1,556)	CBOE VIX, July 2015	94,510
	(Underlying Notional Amount $24,623,700)
	TOTAL FUTURES CONTRACTS	$(96,345)

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2015

		KKM U.S.
	KKM ARMOR	Equity
	Fund	ARMOR Fund

Assets:

Investments in Securities at Fair Value (cost $128,434 and $30,206,186, respectively)	$115,500	$30,963,139
Cash Deposits with Broker	8,218,677	2,801,304
Receivable for Securities Sold	—	1,014,485
Receivable for Fund Shares Sold	—	188,470
Prepaid Expenses and Other Assets	41,026	41,766
Total Assets	8,375,203	35,009,164

Liabilities:
Payable for Fund Shares Redeemed	225,516	235,881
Unrealized Depreciation on Futures Contracts	185,160	96,345
Accrued Advisory Fees	13,589	1,040
Accrued Distribution Fees	1,449	2,767
Payable for Securities Purchased	—	404,128
Accrued Expenses and Other Liabilities	23,847	26,614
Total Liabilities	449,561	766,775

Net Assets	$7,925,642	$34,242,389

Composition of Net Assets:
At May 31, 2015, Net Assets consisted of:
Paid-in-Capital	$16,494,431	$36,156,400
Accumulated Net Investment Loss	(89,075)	(37,642)
Accumulated Net Realized Loss on Investments, Options, and Futures Transactions	(8,281,620)	(2,536,977)
Net Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts	(198,094)	660,608
Net Assets	$7,925,642	$34,242,389

Net Asset Value, Offering and Redemption Price Per Share(a)
Class A Shares:
Net Assets	$5,701,536	$13,989,925
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,247,526	1,454,249

Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$4.57	$9.62
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	$4.85	$10.21

Class I Shares:
Net Assets	$2,224,106	$20,252,464
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	485,767	2,101,355
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$4.58	$9.64

(a)	Redemption of shares within 20 days of purchase may be assessed a redemption fee of 2.00%.

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
STATEMENTS OF OPERATIONS

		KKM U.S.
	KKM ARMOR	Equity ARMOR
	Fund	Fund
	For the Period*	For the Period*
	Ended May 31,	Ended May 31,
	2015	2015
Investment Income:
Dividend Income	$—	$322,483
Interest Income	188	258
Total Investment Income	188	322,741

Expenses:
Investment Advisory Fees	152,414	217,938
Legal Fees	53,827	69,514
Registration and Filing Fees	21,254	21,254
Transfer Agent Fees	21,154	29,652
Distribution Fees- Class A	15,857	24,132
Audit Fees	15,000	15,000
Administration Fees	14,252	34,524
Trustees’ Fees	8,706	8,106
Fund Accounting Fees	8,487	24,165
Chief Compliance Officer Fees	7,911	18,416
Printing Expense	5,270	9,772
Custody Fees	5,139	11,193
Non 12b-1 Shareholder Servicing Fees	2,885	5,746
Miscellaneous Expenses	2,980	3,784
Total Expenses	335,136	493,196
Less: Fees Waived by Adviser	(145,716)	(198,238)
Net Expenses	189,420	294,958
Net Investment Income (Loss)	(189,232)	27,783

Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Transactions:
Net Realized Gain (Loss) on:
Investments	(625,568)	1,199,452
Options	(2,082,471)	(1,120,300)
Futures Contracts	(5,573,581)	(2,616,129)
	(8,281,620)	(2,536,977)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	764,392
Options	(12,934)	(7,439)
Futures Contracts	(185,160)	(96,345)
	(198,094)	660,608
Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Transactions	(8,479,714)	(1,876,369)

Net Decrease in Net Assets Resulting From Operations	$(8,668,946)	$(1,848,586)

*	Commencement of Operations on June 6, 2014.

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
STATEMENTS OF CHANGES IN NET ASSETS

	KKM ARMOR	KKM U.S. Equity
	Fund	ARMOR Fund
	For the Period*	For the Period*
	Ended	Ended
	May 31, 2015	May 31, 2015
Operations:
Net Investment Income (Loss)	$(189,232)	$27,783
Net Realized Loss on Investments, Options and Futures Contracts	(8,281,620)	(2,536,977)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Options and Futures Contracts	(198,094)	660,608
Net Decrease in Net Assets Resulting From Operations	(8,668,946)	(1,848,586)

Distributions to Shareholders From:
Income
Class A	—	(26,472)
Class I	—	(43,585)
Net decrease in net assets from distributions to shareholders	—	(70,057)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	20,588,242	18,607,421
Distributions Reinvested	—	25,855
Redemption Fees	11,490	692
Cost of Shares Redeemed	(9,587,382)	(4,005,022)
Total Class A Transactions	11,012,350	14,628,946

Class I Shares:
Proceeds from Shares Issued	12,053,860	33,520,744
Distributions Reinvested	—	40,535
Redemption Fees	7,535	927
Cost of Shares Redeemed	(6,479,157)	(12,030,120)
Total Class I Transactions	5,582,238	21,532,086

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	16,594,588	36,161,032

Increase in Net Assets	7,925,642	34,242,389

Net Assets:
Beginning of Period	$—	$—
End of Period*	$7,925,642	$34,242,389

* Includes accumulated net investment loss of:	$(89,075)	$(37,642)

Share Activity:
Class A Shares:
Shares Issued	2,372,784	1,854,977
Shares Reinvested	—	2,570
Shares Redeemed	(1,125,258)	(403,298)
Net increase in shares of beneficial interest outstanding	1,247,526	1,454,249

Class I Shares:
Shares Issued	1,346,867	3,320,115
Shares Reinvested	—	4,029
Shares Redeemed	(861,100)	(1,222,789)
Net increase in shares of beneficial interest outstanding	485,767	2,101,355

*	Commencement of Operations on June 6, 2014.

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	KKM ARMOR Fund
	Class A	Class I
	Period Ended	Period Ended
	Ended	Ended
	May 31, 2015*	May 31, 2015*

Net Asset Value, Beginning of Period	$10.00	$10.00

Decrease From Operations:
Net investment loss (a)	(0.13)	(0.12)
Net realized and unrealized loss from investments, options, and futures contracts	(5.31)	(5.31)
Total from operations	(5.44)	(5.43)

Paid in capital from redemption fees	0.01	0.01

Net Asset Value, End of Period	$4.57	$4.58

Total Return (b)(e)	(54.30)%	(54.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,702	$2,224
Ratio of gross expenses to average net assets (c)(d)(f)	3.47%	2.98%
Ratio of net expenses to average net assets (d)(f)	1.95%	1.70%
Ratio of net investment loss to average net assets (d)(g)	(1.95)%	(1.70)%
Portfolio turnover rate (e)	4,400%	4,400%

*	Inception date of Class A and Class I shares is June 6, 2014. Start of performance is June 11, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	KKM U.S. Equity ARMOR Fund
	Class A	Class I
	Period Ended	Period Ended
	Ended	Ended
	May 31, 2015*	May 31, 2015*

Net Asset Value, Beginning of Period	$10.00	$10.00

Decrease From Operations:
Net investment income (a)	0.01	0.01
Net realized and unrealized loss from investments, options, and futures contracts	(0.37)	(0.34)
Total from operations	(0.36)	(0.33)

Distributions to shareholders from:
Net investment income	(0.02)	(0.03)
Total distributions	(0.02)	(0.03)

Paid in capital from redemption fees (f)	0.00	0.00

Net Asset Value, End of Period	$9.62	$9.64

Total Return (b)(e)	(3.60)%	(3.32)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,990	$20,252
Ratio of gross expenses to average net assets (c)(d)(g)	2.15%	1.77%
Ratio of net expenses to average net assets (d)(g)	1.30%	1.05%
Ratio of net investment income to average net assets (d)(h)	0.07%	0.15%
Portfolio turnover rate (e)	211%	211%

*	Inception date of Class A and Class I shares is June 6, 2014. Start of performance is June 11, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Amount represents less than $0.005.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015

1.	ORGANIZATION

KKM ARMOR Fund (the “ARMOR Fund”) and KKM U.S. Equity ARMOR Fund (the “Equity Fund”)(each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust II, (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as non-diversified, open-end management investment companies. The primary investment objective of the ARMOR Fund is to seek investment results generally correlated to the movement of the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) with reduced volatility. The primary investment objective of the Equity Fund is to seek risk-adjusted total return with less volatility than the broader U.S. equities market. The inception date of the Funds is June 6, 2014. The Funds offer two classes of shares designated as Class A and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Index options are valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for the Funds’ assets and liabilities measured at fair value on a recurring basis:

ARMOR Fund

Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$—	$115,500	$—	$115,500
Total	$—	$115,500	$—	$115,500

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$185,160	$—	$—	$185,160
Total	$185,160	$—	$—	$185,160

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,777,019	$—	$—	$28,777,019
Options Purchased	—	66,500	—	66,500
Short-Term Investments	2,119,620	—	—	2,119,620
Total	$30,896,639	$66,500	$—	$30,963,139

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$96,345	$—	$—	$96,345
Total	$96,345	$—	$—	$96,345

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period from June 6, 2014 (commencement of operations) through May 31, 2015.

It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the reporting period.

*	Represents unrealized depreciation on all open futures contracts as of May 31, 2015.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks,

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to the Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Fund’s futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, the Fund’s exposure is equal to the notional value of contracts held. The Fund’s obligations will generally equal only the amount to be paid or received through the Futures Contracts.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Funds as of May 31, 2015:

ARMOR Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/

	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity risk Volatility risk	Investments in Securities at Value	$115,500	Unrealized depreciation on futures contracts, net	$(185,160	) *
Total		$115,500		$(185,160)

Equity Fund

Statements of Assets and Liabilities	Asset Derivatives		Liability Derivatives
Contract Type/

	Statement of Assets and		Statement of Assets and
Primary Risk Exposure	Liabilities	Value	Liabilities	Value
Equity risk Volatility risk	Investments in Securities at Value	$66,500	Unrealized depreciation on futures contracts, net	$(96,345	) *
Total		$66,500		$(96,345)

*	Represents unrealized depreciation on all open futures contracts as of May 31, 2015.

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

The effect of Derivative Instruments on the Statements of Operations for the period ended May 31, 2015:

ARMOR Fund

Statements of			Change in
Operations		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Loss on	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity risk	Net realized loss on options/ Net change in unrealized depreciation on options	$(2,082,471)	$(12,934)

Volatility risk	Net realized loss on futures contracts/ Net change in unrealized depreciation on futures contracts	(5,573,581)	(185,160)
Total		$(7,656,052)	$(198,094)

Equity Fund

Statements of			Change in
Operations		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Loss on	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity risk	Net realized loss on options/ Net change in unrealized depreciation on options	$(1,120,300)	$(7,439)

Volatility risk	Net realized loss on futures contracts/ Net change in unrealized depreciation on futures contacts	(2,616,129)	(96,345)
Total		$(3,736,429)	$(103,784)

The derivative instruments outstanding as of May 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the period ended May 31, 2015 the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2015.

ARMOR Fund

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statements of	Statements of
	Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Options	$12,934	$—	$12,934	$—	$(12,934)	$—
Futures Contracts	366,750	(181,590)	185,160		(185,160)	—
Total	$379,684	$(181,590)	$198,094	$—	$(198,094)	$—

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Equity Fund

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statements of	Statements of
	Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Options	$(7,439)	$—	$(7,439)	$—	$7,439	$—
Futures Contracts	(190,855)	94,510	(96,345)	—	96,345	—
Total	$(198,294)	$94,510	$(103,784)	$—	$103,784	$—

(1)	Collateral is only presented to the extent of the unrealized appreciation/(depreciation) in this table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. The Funds’ income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2015, amounted to $35,312,714 and $33,692,848, respectively, for the ARMOR Fund and $71,482,028 and $45,010,200, respectively, for the Equity Fund.

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

4.	OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Funds during the period ended May 31, 2015, were as follows:

	ARMOR Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	8,872	15,522,377
Options closed	(7,215)	(15,516,748)
Options expired	(1,657)	(5,629)
Options outstanding, end of period	—	$—

	Equity Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	4,974	6,930,762
Options closed	(4,326)	(6,896,586)
Options exercised	(60)	(10,119)
Options expired	(588)	(24,057)
Options outstanding, end of period	—	$—

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

KKM Financial LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged Equity Armor Investments, LLC (the “Subadviser”) as the sub-adviser to the Funds.

Advisory Fees – Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% and 0.85% of the ARMOR Fund’s and Equity Fund’s average daily net assets. For the period ended May 31, 2015, the Adviser earned advisory fees of $152,414 and $217,938 from the ARMOR Fund and Equity Fund, respectively. The Adviser and not the Funds pays the Sub-adviser a portion of its advisory fee.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until September 30, 2015, so that the total annual operating expenses of the ARMOR Fund do not exceed 1.95% and 1.70% of the average daily net assets of the Class A and Class I shares, respectively, and the total annual operating expenses of the Equity Fund do not exceed 1.30% and 1.05% of the average daily net assets of the Class A and Class I shares, respectively. Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended May 31, 2015, the Adviser waived fees of $145,716 and $198,238 of the ARMOR Fund and Equity Fund, respectively, which are subject to potential recovery by May 31, 2018.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended May 31, 2015, the Funds incurred distribution fees of $15,857 and $24,132 on Class A shares of the ARMOR Fund and Equity Fund, respectively.

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended May 31, 2015, the Distributor received $38,966 in underwriting commissions for sales of Class A shares, of which $4,421 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Funds are also officers of GFS and are not paid any fees directly by the Funds for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended May 31, 2015 was as follows:

For the period ended May 31, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
KKM ARMOR FUND	$—	$—	$—	$—
KKM US EQUITY ARMOR FUND	70,057	—	—	70,057

As of May 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ARMOR Fund	$—	$—	$(6,987,863)	$(1,580,926)	$—	$—	$(8,568,789)
Equity Fund	—	—	(1,746,690)	(156,687)	(772,520)	761,886	(1,914,011)

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences for the U.S. Equity Armor Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
ARMOR Fund	$89,075
Equity Fund	37,642

KKM ARMOR Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2015

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
ARMOR Fund	$6,898,788
Equity Fund	$1,709,048

At May 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
ARMOR Fund	$549,871	$1,031,055	$1,580,926
Equity Fund	—	156,687	$156,687

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary distributions, resulted in reclassifications for the year ended May 31, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
ARMOR Fund	$(100,157)	$100,157	$—
Equity Fund	(4,632)	4,632	—

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares within 20 days of purchase. The redemption fee is paid directly to the Funds in which the short-term redemption occurs. For the period ended May 31, 2015, the Funds assessed $19,025 and $1,619 in redemption fees in the ARMOR Fund and Equity Fund, respectively.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Equity Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “ETF”). The Equity Fund may redeem their investment from the ETF at any time if the Adviser determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund may be directly affected by the performance of the ETF. The financial statements of the ETF, including its holdings, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Equity Fund’s financial statements. As of May 31, 2015, the percentage of the Equity Fund’s net assets invested in the ETF was 84.0%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of KKM ARMOR Fund and KKM U.S. Equity ARMOR Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of KKM ARMOR Fund and KKM U.S. Equity ARMOR Fund (collectively, the Funds), each a series of the Northern Lights Fund Trust II as of May 31, 2015, and the related statements of operations, changes in net assets, and the financial highlights for the period from June 6, 2014 (commencement of operations) through May 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of KKM ARMOR Fund and KKM U.S. Equity ARMOR Fund as of May 31, 2015, and the results of their operations, the changes in their net assets and the financial highlights for the period from June 6, 2014 (commencement of operations) through May 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
July 30, 2015

KKM ARMOR Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2015

As a shareholder of the KKM ARMOR Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 through May 31, 2015.

Actual Expenses

The “Actual” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Funds	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	12/1/14	5/31/15	Period*	5/31/15	Period*
KKM ARMOR Fund	1.95%	$1,000.00	$675.00	$8.14	$1,015.21	$9.80
KKM U.S. Equity ARMOR Fund	1.30%	$1,000.00	$972.70	$6.39	$1,018.45	$6.54

Class I
KKM ARMOR Fund	1.70%	$1,000.00	$675.50	$7.10	$1,016.45	$8.55
KKM U.S. Equity ARMOR Fund	1.05%	$1,000.00	$974.60	$5.17	$1,019.70	$5.29

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period December 1, 2014 to May 31, 2015 (182) divided by the number of days in the fiscal year (365).

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AMD SUBADVISORY AGREEMENTS

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an investment advisory agreement between the Trust, on behalf of the KKM ARMOR Fund (“KKM ARMOR”) and KKM U.S. Equity ARMOR Fund ( “KKM Equity ARMOR”) (collectively, the “KKM Funds”), and KKM Financial, LLC (“KKM Financial”) (“KKM Advisory Agreement”). The Board further considered the approval of a sub-advisory agreement between KKM Financial and Equity Armor Investments, LLC (“Equity Armor Investments”) (“KKM Sub-advisory Agreement”) with respect to KKM ARMOR and KKM Equity ARMOR.

Based on their evaluation of information provided KKM Financial and Equity Armor Investments, in conjunction with KKM ARMOR’s and KKM Equity ARMOR’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the KKM Advisory Agreement and the KKM Sub-Advisory Agreement with respect to KKM ARMOR and KKM Equity ARMOR.

In advance of the Meeting, the Board requested and received materials to assist them in considering the KKM Advisory Agreement and the KKM Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the KKM Advisory Agreement and the KKM Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the KKM Advisory Agreement and the KKM Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of KKM ARMOR and KKM Equity ARMOR. The materials also included due diligence materials relating to KKM Financial and Equity Armor (including due diligence questionnaires completed by KKM Financial and Equity Armor, KKM Financial’s and Equity Armor’s Forms ADV, select financial information of KKM Financial and Equity Armor Investments, bibliographic information regarding KKM Financial’s and Equity Armor’s key management and investment advisory personnel, and comparative fee information relating to the KKM Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the KKM Advisory Agreement with respect to each KKM Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement, including the factors enumerated below, and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Advisory Agreement .

Nature, Extent and Quality of Services. The Board noted that KKM Financial had previously provided materials related to the KKM Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with KKM Financial, the Board reviewed materials provided by KKM Financial relating to the KKM Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the KKM Funds including the team of individuals that primarily monitor and execute the investment process. The Board then discussed

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

the extent of KKM Financial’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered KKM Financial’s specific responsibilities in all aspects of the day-to-day management of each of the KKM Funds. Additionally, the Board received satisfactory responses from the representative of KKM Financial with respect to a series of important questions, including: whether KKM Financial is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the KKM Funds; and whether KKM Financial has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by KKM Financial of its practices for monitoring compliance with each KKM Fund’s investment limitations, noting that KKM Financial’s CCO will periodically review the portfolio managers’ performance of their duties with respect to each KKM Fund to ensure compliance under KKM Financial’s compliance program. The Board then reviewed the capitalization of KKM Financial based on financial information and other materials provided and discussed with KKM Financial and concluded that KKM Financial was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the KKM Funds. The Board concluded that KKM Financial had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the KKM Advisory Agreement with respect to each KKM Fund and that the nature, overall quality and extent of the management services to be provided by KKM Financial were satisfactory and reliable.

Performance. The Board considered KKM Financial’s past performance of its respective separately managed account as well as other factors relating to KKM Financial’s track record. The Board reviewed the performance of KKM Financial’s composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that KKM Financial was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by KKM Financial, the Board reviewed and discussed a comparison of each KKM Fund’s proposed management fee and overall expense ratio to a peer group of funds constructed by KKM Financial with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for each KKM Fund, which stated that KKM Financial had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2015 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.95% and 1.70% of KKM ARMOR’s average net assets, for Class A and Class I shares, respectively, and 1.30% and 1.05% of KKM Equity ARMOR’s average net assets for Class A and Class I shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for each KKM Fund were reasonable. It was the consensus of the Board that, based on KKM Financial’s experience and expertise, and the services to be provided by KKM Financial to each of the KKM Funds, the advisory fees to be charged by KKM Financial were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to KKM Financial with respect to each of the KKM Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by KKM Financial. With respect to KKM Financial, the Board concluded that based on the services provided and the projected growth of each of the KKM Funds, the fees were reasonable and that anticipated profits from KKM Financial’s relationship with the KKM Funds were not excessive.

Economies of Scale. As to the extent to which each KKM Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed KKM Financial’s expectations for growth of the KKM Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the KKM Sub-Advisory Agreement with Equity Armor Investments. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KKM Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the KKM Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that Equity Armor Investments had previously provided the Board with materials related to the KKM Sub-Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Equity Armor Investments, the Board reviewed materials provided by Equity Armor Investments relating to the KKM Sub-Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for each of the KKM Funds including the team of individuals that primarily monitors and executes the investment process. The Board then discussed the extent of Equity Armor Investments’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Equity Armor Investments with respect to a series of important questions, including: whether Equity Armor Investments is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the KKM Funds; and whether Equity Armor Investments has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Equity Armor Investments of its practices for monitoring compliance with the KKM Funds’ investment limitations, noting that Equity Armor Investments’ CCO will periodically review the portfolio managers’ performance of their duties with respect to each of the KKM Funds to ensure compliance under Equity Armor Investments’ compliance program. The Board then reviewed the capitalization of Equity Armor Investments based on financial information and other materials provided and discussed with Equity Armor Investments and concluded that Equity Armor Investments was sufficiently well-capitalized, or its control persons or principals had the ability to make additional contributions in order to meet its obligations to the KKM Funds. The Board concluded that Equity Armor Investments had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the KKM Sub-Advisory Agreement with respect to each of the KKM Funds and that the nature, overall quality and extent of the management services to be provided by Equity Armor Investments were satisfactory and reliable.

Performance. The Board considered Equity Armor Investments’ past performance as well as other factors relating to Equity Armor Investments’ track record. The Board reviewed the performance of Equity Armor Investments’ composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that Equity Armor Investments was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Equity Armor Investments, the Board discussed the sub-advisory fees and considered that Equity Armor Investments is to be paid by KKM Financial out of its advisory fees and not by the KKM Funds. The Board concluded that the sub-advisory fees to be paid to Equity Armor Investments were reasonable in light of the anticipated quality of the services to be performed by it. The Board also believed, based on information that KKM Financial provided, that the KKM Sub-Advisory Agreement has been negotiated at arm’s-length between KKM Financial and Equity Armor Investments. The Board noted that Equity Armor Investments will receive no other compensation from the KKM Funds or KKM Financial except the sub-advisory fee earned pursuant to the KKM Sub-Advisory Agreement.

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

Profitability. The Board did not consider the costs of services provided by Equity Armor Investments or its profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by each of the KKM Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the KKM Funds’ assets increase.

Conclusion: The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the KKM Advisory Agreement and the KKM Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from KKM Financial and Equity Armor Investments as the Board believed to be reasonably necessary to evaluate the terms of each of the KKM Advisory Agreement and the KKM Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the KKM Advisory Agreement and KKM Sub-Advisory Agreement separately, (a) the terms of the KKM Advisory Agreement (or KKM Sub-Advisory Agreement) are reasonable; (b) the advisory fee (or sub-advisory fee) is reasonable; and (c) the KKM Advisory Agreement (or KKM Sub-Advisory Agreement) is in the best interests of KKM ARMOR and KKM Equity ARMOR, and their respective shareholders. In considering the renewal of each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement was in the best interests KKM ARMOR and KKM Equity ARMOR and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the KKM Advisory Agreement and KKM Sub-Advisory Agreement.

KKM ARMOR Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	31	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Arrow ETF Trust, Trustee, Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	31	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	31	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	31	Orizon Investment Counsel (financial services company) Board Member

KKM ARMOR Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

May 31, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (from 2008 to 2015), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (from 2013 to 2015) of NorthStar Holdings, LLC; Secretary and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	31	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (2004 -2012).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 - 2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003 - 2011 and Senior Compliance Officer since 2011).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 312-253-0425.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-767-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1stand 3 rd Fiscal Quarter Portfolio Holdings

The Fundsfile their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-767-3863.

Investment Adviser
KKM Financial LLC
141 W. Jackson Blvd, Suite 1711
Chicago, IL 60604

Investment Sub-Adviser
Equity Armor Investments, LLC
311 South Wacker Drive, Suite 650
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $ 25,000

(b)	Audit-Related Fees

2015 - None

(c)	Tax Fees

2015 - $ 5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2015
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $ 5,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/7/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/7/15